DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 3 – DISCONTINUED OPERATIONS

On March 11, 2020, the Company sold the remainder of its Suttle business lines, including the SoHo, MediaMAX, and SpeedStar brands and inventory as well as working capital, certain capital equipment, intellectual property, and customer relationships to Oldcastle Infrastructure, Inc. (“Oldcastle”) for $8,000,000, with a working capital adjustment 90 days after close. Oldcastle will operate the majority of the acquired Suttle business through its whollyowned subsidiary, Primex Technologies, Inc. The Company received proceeds of $8,900,000 and recorded a gain on the sale of $2,247,000 during 2020.

Concurrent with the closing of the transaction, the Company and Oldcastle entered into a Transition Services Agreement (“TSA”) under which Suttle continued to manufacture products for Oldcastle for six months, to ensure seamless supply and quality assurance to the existing customer base. Concurrently with the closing of the transaction and the TSA, the Company and Oldcastle also entered into a lease agreement under which Oldcastle agreed to lease two buildings in Hector, Minnesota, where Suttle had conducted operations. Base rents under the lease agreement range from $6,970 to $7,180 per month. The presentation of discontinued operations with respect to this Suttle sale has been retrospectively applied to all prior periods presented.

On August 2, 2021, the Company and Lantronix, Inc. (“Lantronix”) completed the sale by CSI to Lantronix of all of the issued and outstanding stock of CSI’s wholly owned subsidiary, Transition Networks, Inc., and the entire issued share capital of its wholly owned subsidiary, Transition Networks Europe Limited (collectively with Transition Networks, Inc., the “TN Companies”), pursuant to a securities purchase agreement dated April 28, 2021 (“E&S Sale Transaction”).

The Company received net proceeds of $23,630,000, which included a working capital adjustment of $(1,376,000) and recorded a gain on sale of $13,455,000 during the third quarter of 2021. The presentation of discontinued operations with respect to this E&S Sale Transaction has been retrospectively applied to all prior periods presented.

Under the securities purchase agreement, Lantronix has also agreed to pay CSI, if earned, earnout payments of up to $7.0 million payable following two successive 180-day intervals after the closing of the E&S Sale Transaction based on revenue targets for the business of the TN Companies as specified in the securities purchase agreement, subject to certain adjustments and allocations as further described in the securities purchase agreement. Concurrently with the closing of the transaction, CSI and Lantronix entered into a transition services agreement under which CSI will perform administrative and IT services, and lease office, warehouse and production space to Lantronix at CSI’s Minnetonka, Minnesota facility for a period of up to twelve months.

On August 31, 2021, the Company entered into a purchase agreement with Winport Holdings, LLC for the sale of the Company’s real and personal property located in Hector, Minnesota including the lease with Oldcastle for $900,000. The Company recorded a $100,000 impairment loss on these assets in order to write down the assets to the fair value less the costs to sell and recorded the assets as held for sale at September 30, 2021. The assets of the discontinued operations classified as held for sale are as follows:

	September 30, 2021	December 31, 2020
Cash and cash equivalents	$—	$303,000
Trade accounts receivable	—	5,775,000
Inventories	—	8,561,000
Other current assets	—	439,000
Total current assets	$—	$15,078,000

Property, plant, and equipment	$846,000	$1,154,000
Right of use asset		129,000
Total noncurrent assets	$846,000	$1,283,000

Total assets held for sale	$846,000	$16,361,000

Accounts payable	$—	$1,669,000
Accrued compensation and benefits	—	767,000
Operating lease liability	—	86,000
Other accrued liabilities	—	1,206,000
Total current liabilities	$—	$3,728,000

Operating lease liability	$—	$30,000
Total noncurrent liabilities	$—	$30,000

Total liabilities held for sale	$—	$3,758,000

The financial results of the discontinued operations are as follows:

	Three Months Ended September 30		Nine Months Ended September 30
	2021	2020	2021	2020
Sales	$2,806,000	$9,067,000	$20,478,000	$30,354,000
Cost of sales	1,789,000	5,027,000	11,774,000	17,894,000
Selling, general and administrative expenses	1,044,000	2,848,000	7,090,000	10,310,000
Transaction costs	982,000	—	2,141,000	—
Impairment loss	100,000	—	100,000	—
Restructuring expenses	1,287,000	194,000	1,287,000	958,000
Gain on sale of assets	(13,455,000)	(19,000)	(13,455,000)	(2,057,000)
Foreign currency translation loss	642,000	—	642,000	—
Other expense	4,000	61,000	61,000	317,000
Operating income before income taxes	10,413,000	956,000	10,838,000	2,932,000
Income tax expense	2,000	(5,000)	2,000	—
Income from discontinued operations	$10,411,000	$961,000	$10,836,000	$2,932,000

During the three and nine months ended September 30, 2021, the Company recorded $1,529,000 in restructuring expense, with $1,287,000 in discontinued operations. This consisted of severance and related benefits costs due to the sale of the E&S segment. The Company incurred $958,000 in restructuring costs during the nine months ended September 30, 2020 related to severance and related benefits due to the sale of Suttle’s business lines. The Company paid $1,169,000 in restructuring charges during the first nine months of 2021 and had $612,000 in restructuring accruals recorded in accrued compensation and benefits at September 30, 2021 that are expected to be paid during 2021 and 2022.

NOTE 4 – DISCONTINUED OPERATIONS

On April 5, 2019, the Company sold its Suttle FutureLink™ Fiber business line, including inventory, equipment, and customer relationships, to PPC Broadband Inc. (“PPC”). The transaction was structured as an Asset Purchase Agreement with a simultaneous signing and closing. The sale price was $5,000,000 cash, of which $500,000 was deferred into an escrow account until certain criteria were met and was recorded as restricted cash within the consolidated balance sheet. The Company recognized a gain on the sale of inventory and capital equipment totaling $2,967,000 during the second quarter of 2019. Concurrent with the closing of the transaction, Suttle and PPC entered into a Transition Services Agreement under which Suttle agreed to manufacture products related to the FutureLink™ Fiber business line until September 30, 2019, to ensure seamless supply to the customer base.

On March 11, 2020, the Company sold the remainder of its Suttle business lines, including the SoHo, MediaMAX, and SpeedStar brands and inventory as well as working capital, certain capital equipment, intellectual property, and customer relationships to Oldcastle Infrastructure, Inc. (“Oldcastle”) for $8,000,000, with a working capital adjustment 90 days after close. Oldcastle will operate the majority of the acquired Suttle business through its wholly-owned subsidiary, Primex Technologies, Inc. Through the sale to Primex, a separate online equipment auction held in the fourth quarter of 2020, and various other sales, the Company received total proceeds of $8,900,000 and recorded a gain on the sale of $2,247,000 in 2020.

Concurrent with the closing of the transaction, the Company and Oldcastle entered into a Transition Services Agreement (“TSA”) under which Suttle continued to manufacture products for Oldcastle for six months, to ensure seamless supply and quality assurance to the existing customer base. Concurrently with the closing of the transaction and the TSA, the Company and Oldcastle also entered into a lease agreement under which Oldcastle will lease two buildings in Hector, Minnesota, where Suttle had conducted operations. Base rents under the lease agreement range from $6,970 to $7,180 per month. The associated assets and liabilities related to this sale were classified as held for sale at December 31, 2019. The presentation of discontinued operations has been retrospectively applied to all prior periods presented.

The assets and liabilities of this discontinued operation that are classified as held for sale are as follows:

	December 31, 2020	December 31, 2019

Trade accounts receivable	$—	$2,235,000
Inventories	—	3,009,000
Other current assets	—	93,000
Total current assets	$—	$5,337,000

Property, plant, and equipment	$—	$883,000
Total noncurrent assets	$—	$883,000

Total assets held for sale	$—	$6,220,000

Accounts payable	$—	$1,111,000
Other accrued liabilities	—	82,000
Total liabilities held for sale	$—	$1,193,000

The financial results of the discontinued operations are as follows:

	Year Ended December 31
	2020	2019

Sales	$3,024,000	$18,879,000
Cost of sales	2,167,000	12,965,000
Selling, general and administrative expenses	520,000	2,684,000
Restructuring expenses	960,000	—
(Gain) loss on sale of assets	(2,247,000)	(2,990,000)
Other income	—	—
Operating income before income taxes	1,624,000	6,220,000
Income tax expense	—	2,000
Income (loss) from discontinued operations	$1,624,000	$6,218,000

During the year ended December 31, 2020, the Company recorded $960,000 in restructuring expense. This consisted of severance and related benefits costs due to the sale of the remainder of Suttle’s business lines and the closure of the plant now that the TSA is completed. We expect total restructuring costs to be $1,000,000, including any remaining shut down costs. The Company paid $708,000 in restructuring charges during 2020 and had $252,000 in restructuring accruals recorded in accrued compensation and benefits at December 31, 2020 that are expected to be paid during 2021.